Strategic Report (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Information Included In The Strategic Report [Abstract]
Disclosure of operating segments

Retail Banking and Wealth Management (‘RBWM’)	Commercial Banking (‘CMB’)	Global Banking and Markets (‘GB&M’)	Global Private Banking (‘GPB’)
We help millions of people across the world to manage their finances, buy their homes, and save and invest for the future. Our Insurance and Asset Management businesses support all our global businesses in meeting their customers’ needs.

We support approximately 1.7 million business customers in 53 countries and territories with banking products and services to help them operate and grow. Our customers range from small enterprises focused primarily on their domestic markets, through to large companies operating globally.

We provide financial services and products to companies, governments and institutions. Our comprehensive range of products and solutions, across capital financing, advisory and transaction banking services, can be combined and customised to meet clients’ specific objectives.
We help high net worth individuals and their families to grow, manage and preserve their wealth.
Adjusted profit before tax<>
(2016: $5.2bn)	(2016: $5.9bn)	(2016: $5.5bn)	(2016: $0.3bn)
$6.5bn	$6.8bn	$5.8bn	$0.3bn
Adjusted risk-weighted assets<>
(31 Dec 2016: $114.7bn)	(31 Dec 2016: $286.9bn)	(31 Dec 2016: $307.7bn)	(31 Dec 2016: $15.7bn)
$121.5bn	$301.0bn	$299.3bn	$16.0bn
<>Our global businesses are presented on an adjusted basis, which is consistent with the way in which we assess the performance of our global businesses.

Delivery against Group financial targets

Return on equity 5.9%	Adjusted jaws<> +1%	Dividends per ordinary share in respect of 2017 $0.51

					2017 vs 2016
Management view of adjusted revenue<>	Footnotes	2017 $m	2016 $m	2015 $m	$m	%
Net operating income	3
Retail Banking		13,495	12,695	12,508	800	6%
– current accounts, savings and deposits		6,344	5,213	4,814	1,131	22%
– personal lending		7,151	7,482	7,694	(331)	(4)%
mortgages		2,337	2,546	2,648	(209)	(8)%
credit cards		2,899	3,034	3,218	(135)	(4)%
other personal lending	4	1,915	1,902	1,828	13	1%
Wealth Management		6,224	5,292	5,748	932	18%
– investment distribution	5	3,276	2,904	3,230	372	13%
– life insurance manufacturing		1,893	1,401	1,544	492	35%
– asset management		1,055	987	974	68	7%
Other	6	568	555	582	13	2%
Year ended 31 Dec		20,287	18,542	18,838	1,745	9%
Adjusted RoRWA (%)	7	5.5	4.6	4.8
ÑFor footnotes, see page 85.

					2017 vs 2016
Management view of adjusted revenue<>	Footnotes	2017 $m	2016 $m	2015 $m	$m	%
Net operating income	3
Global Trade and Receivables Finance		1,817	1,838	2,039	(21)	(1)%
Credit and Lending		5,061	5,009	4,934	52	1%
Global Liquidity and Cash Management		4,783	4,247	4,077	536	13%
Markets products, Insurance and Investments and Other	8	1,562	1,525	1,457	37	2%
Year ended 31 Dec		13,223	12,619	12,507	604	5%
Adjusted RoRWA (%)	7	2.3	2.1	1.9

ÑFor footnotes, see page

					2017 vs 2016
Management view of adjusted revenue<>	Footnotes	2017 $m	2016 $m	2015 $m	$m	%
Net operating income	3
Global Markets		6,689	6,656	6,010	33	—%
Foreign Exchange		2,568	2,764	2,658	(196)	(7)%
Rates		1,970	2,120	1,404	(150)	(7)%
Credit		900	781	606	119	15%
– FICC		5,438	5,665	4,668	(227)	(4)%
– Equities		1,251	991	1,342	260	26%
Global Banking		3,807	3,791	3,757	16	—%
Global Liquidity and Cash Management		2,197	1,885	1,744	312	17%
Securities Services		1,746	1,561	1,600	185	12%
Global Trade and Receivables Finance		700	689	682	11	2%
Principal Investments		318	226	226	92	41%
Credit and funding valuation adjustments	9	(262)	(51)	186	(211)	(414)%
Other	10	(104)	(42)	73	(62)	(148)%
Year ended 31 Dec		15,091	14,715	14,278	376	3%
Adjusted RoRWA (%)	7	1.9	1.7	1.5
ÑFor footnotes, see page 85.

					2017 vs 2016
Management view of adjusted revenue<>	Footnotes	2017 $m	2016 $m	2015 $m	$m	%
Net operating income	3
Investment revenue		693	733	902	(40)	(5)%
Lending		387	411	411	(24)	(6)%
Deposit		401	342	354	59	17%
Other		222	262	299	(40)	(15)%
Year ended 31 Dec		1,703	1,748	1,966	(45)	(3)%
Adjusted RoRWA (%)	7	1.8	1.6	2.1

ÑFor footnotes, see page 85.

					2017 vs 2016
Management view of adjusted revenue<>	Footnotes	2017 $m	2016 $m	2015 $m	$m	%
Net operating income	3
Central Treasury	11	1,340	1,454	1,760	(114)	(8)%
Legacy portfolios		8	724	1,233	(716)	(99)%
– US run-off portfolio		40	692	1,165	(652)	(94)%
– Legacy credit		(32)	32	68	(64)	(200)%
Other	12	(128)	(512)	(160)	384	(75)%
Year ended 31 Dec		1,220	1,666	2,833	(446)	(27)%
ÑFor footnotes, see page 85.

HSBC Holdings plc	21

HSBC adjusted profit before tax and balance sheet data
		2017
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net interest income/(expense)		13,959	9,062	4,886	816	(439)	28,284
Net fee income/(expense)		5,156	3,518	3,489	704	(56)	12,811
Net trading income	31	453	539	5,995	170	807	7,964
Other income	33	719	104	721	13	908	2,465
Net operating income before loan impairment charges and other credit risk provisions	3	20,287	13,223	15,091	1,703	1,220	51,524
– external		17,040	13,383	16,378	1,438	3,285	51,524
– inter-segment		3,247	(160)	(1,287)	265	(2,065)	—
Loan impairment (charges)/recoveries and other credit risk provisions		(980)	(496)	(459)	(16)	182	(1,769)
Net operating income		19,307	12,727	14,632	1,687	1,402	49,755
Total operating expenses		(12,847)	(5,947)	(8,858)	(1,391)	(2,097)	(31,140)
Operating profit/(loss)		6,460	6,780	5,774	296	(695)	18,615
Share of profit in associates and joint ventures		18	—	—	—	2,357	2,375
Adjusted profit before tax		6,478	6,780	5,774	296	1,662	20,990
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		30.9	32.3	27.5	1.4	7.9	100.0
Adjusted cost efficiency ratio		63.3	45.0	58.7	81.7	171.9	60.4
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		346,148	316,533	252,474	40,326	7,483	962,964
Interests in associates and joint ventures		366	—	—	—	22,378	22,744
Total external assets		468,281	348,243	980,485	45,745	679,017	2,521,771
Customer accounts		639,592	362,908	283,943	66,512	11,507	1,364,462
Adjusted risk-weighted assets	34	121,466	300,995	299,272	16,036	130,848	868,617

HSBC adjusted profit before tax and balance sheet data (continued)
		2016
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net interest income		12,919	8,491	4,798	801	1,170	28,179
Net fee income/(expense)		4,756	3,559	3,394	749	(63)	12,395
Net trading income	31	426	442	6,231	183	2,426	9,708
Other income/(expense)	33	441	127	292	15	(1,867)	(992)
Net operating income before loan impairment charges and other credit risk provisions	3	18,542	12,619	14,715	1,748	1,666	49,290
– external		16,052	12,641	17,412	1,487	1,698	49,290
– inter-segment		2,490	(22)	(2,697)	261	(32)	—
Loan impairment charges and other credit risk provisions		(1,142)	(969)	(461)	—	(22)	(2,594)
Net operating income		17,400	11,650	14,254	1,748	1,644	46,696
Total operating expenses		(12,184)	(5,746)	(8,745)	(1,476)	(1,933)	(30,084)
Operating profit/(loss)		5,216	5,904	5,509	272	(289)	16,612
Share of profit in associates and joint ventures		20	—	—	—	2,302	2,322
Adjusted profit before tax		5,236	5,904	5,509	272	2,013	18,934
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		27.7	31.2	29.1	1.4	10.6	100.0
Adjusted cost efficiency ratio		65.7	45.5	59.4	84.4	116.0	61.0
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		323,986	294,952	237,655	36,972	12,494	906,059
Interests in associates and joint ventures		394	—	—	—	20,340	20,734
Total external assets		435,839	320,173	981,893	43,234	708,320	2,489,459
Customer accounts		611,846	356,885	272,159	72,730	15,037	1,328,657
Adjusted risk-weighted assets	34	114,683	286,912	307,736	15,649	153,324	878,304

		2015
Net interest income		12,299	8,287	4,422	819	2,167	27,994
Net fee income/(expense)		5,446	3,672	3,514	939	(121)	13,450
Net trading income	31	427	460	5,960	206	721	7,774
Other income	33	666	88	382	2	66	1,204
Net operating income before loan impairment charges and other credit risk provisions	3	18,838	12,507	14,278	1,966	2,833	50,422
– external		16,451	12,585	16,633	1,689	3,064	50,422
– inter-segment		2,387	(78)	(2,355)	277	(231)	—
Loan impairment charges and other credit risk provisions		(1,023)	(1,447)	(71)	(11)	(27)	(2,579)
Net operating income		17,815	11,060	14,207	1,955	2,806	47,843
Total operating expenses		(12,332)	(5,826)	(8,903)	(1,582)	(2,814)	(31,457)
Operating profit/(loss)		5,483	5,234	5,304	373	(8)	16,386
Share of profit/(loss) in associates and joint ventures		23	—	(1)	—	2,387	2,409
Adjusted profit before tax		5,506	5,234	5,303	373	2,379	18,795
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		29.3	27.8	28.2	2.0	12.7	100.0
Adjusted cost efficiency ratio		65.5	46.6	62.4	80.5	99.3	62.4
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		313,927	281,826	243,662	42,592	23,690	905,697
Interests in associates and joint ventures		391	—	—	—	18,673	19,064
Total external assets		422,322	309,266	886,750	51,190	651,847	2,321,378
Customer accounts		569,183	341,717	256,374	80,442	13,956	1,261,672
Adjusted risk-weighted assets	34	116,047	282,149	318,818	17,661	313,100	1,047,775

Disclosure of remuneration of executive Directors

(in £000)		Base salary	Fixed pay allowance	Cash in lieu of pension	Annual incentive	LTI[1]	Sub-total	Taxable benefits	Non-taxable benefits	Notional returns	Total
Douglas Flint[2]	2017	1,125	—	338	—	—	1,463	83	64	—	1,610
	2016	1,500	—	450	—	—	1,950	100	86	—	2,136
Stuart Gulliver[3]	2017	1,250	1,700	375	2,127	—	5,452	500	71	63	6,086
	2016	1,250	1,700	375	1,695	—	5,020	557	71	27	5,675
Iain Mackay	2017	700	950	210	1,334	—	3,194	64	37	42	3,337
	2016	700	950	210	987	—	2,847	52	37	17	2,953
Marc Moses	2017	700	950	210	1,358	—	3,218	16	38	42	3,314
	2016	700	950	210	1,005	—	2,865	15	38	18	2,936

1.
The first LTI award was made in February 2017, with a performance period ending in 2019. Vesting of the first LTI award will be included in the single figure table for the financial year ending on 31 December 2019.

2.	Douglas Flint stepped down from the Board on 30 September 2017 and his remuneration reflects time served as an executive Director. Details on retirement arrangements are provided on page 196.

3.
To meet regulatory deferral requirements for 2017, 60% of the annual incentive award of Stuart Gulliver has been deferred in shares and will vest in five equal instalments between the third and seventh anniversary of the grant date.

The following table shows the single figure total remuneration of each executive Director for 2017, together with comparative figures for 2016.

Single figure of remuneration
		Base salary	Fixed pay allowance	Cash in lieu of pension	Annual incentive	LTI[1]	Sub-total	Taxable benefits	Non-taxable benefits	Notional returns	Total
		(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)
Douglas Flint[2]	2017	1,125	—	338	—	—	1,463	83	64	—	1,610
	2016	1,500	—	450	—	—	1,950	100	86	—	2,136
Stuart Gulliver[3]	2017	1,250	1,700	375	2,127	—	5,452	500	71	63	6,086
	2016	1,250	1,700	375	1,695	—	5,020	557	71	27	5,675
Iain Mackay	2017	700	950	210	1,334	—	3,194	64	37	42	3,337
	2016	700	950	210	987	—	2,847	52	37	17	2,953
Marc Moses	2017	700	950	210	1,358	—	3,218	16	38	42	3,314
	2016	700	950	210	1,005	—	2,865	15	38	18	2,936

1
The first LTI award was made in February 2017, with a performance period ending in 2019. Vesting of the first LTI award will be included in the single figure table for the financial year ending on 31 December 2019.

2	Douglas Flint stepped down from the Board on 30 September 2017 and his remuneration reflects time served as an executive Director. Details on retirement arrangements are provided on page 196.

3
To meet regulatory deferral requirements for 2017, 60% of the annual incentive award of Stuart Gulliver has been deferred in shares and will vest in five equal instalments between the third and seventh anniversary of the grant date.

The values of the significant benefits in the single figure table are set out in the following table.

(Audited)
		Car benefit (UK and Hong Kong)[1]	Hong Kong bank-owned accommodation[2]	Tax expense on car benefit and Hong Kong bank-owned accommodation	Insurance benefit (non-taxable)[1]
		(£000)	(£000)	(£000)	(£000)
Douglas Flint	2017	—	—	—	56
	2016	—	—	—	75
Stuart Gulliver	2017	—	282	164	63
	2016	64	263	211	63

1	The car benefit, tax on car benefit and insurance benefits for Iain Mackay and Marc Moses are not included in the above table as they were not significant.

2
Taxable value determined based on the current market rental value of the bank-owned property in Hong Kong, as estimated by an external lease service provider, plus utility costs, rates, the taxable value of furniture and taking into account the business use of the property.